CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED INCOME STATEMENTS
Cloud	€ 12,555	€ 9,418	€ 8,080
Software licenses	2,056	3,248	3,642
Software support	11,909	11,412	11,506
Software licenses and support	13,965	14,660	15,148
Cloud and software	26,521	24,078	23,228
Services	4,350	3,764	4,110
Total revenue	30,871	27,842	27,338
Cost of cloud	(3,853)	(3,105)	(2,699)
Cost of software licenses and support	(1,694)	(1,925)	(2,008)
Cost of cloud and software	(5,547)	(5,030)	(4,707)
Cost of services	(3,388)	(2,916)	(3,178)
Total cost of revenue	(8,936)	(7,946)	(7,886)
Gross profit	21,935	19,897	19,453
Research and development	(6,166)	(5,190)	(4,454)
Sales and marketing	(8,943)	(7,505)	(7,106)
General and administration	(2,072)	(2,431)	(1,356)
Restructuring	(138)	(157)	3
Other operating income/expense, net	54	43	84
Total operating expenses	(26,200)	(23,186)	(20,715)
Operating profit	4,670	4,656	6,623
Other non-operating income/expense, net	(195)	17	(179)
Finance income	820	3,123	1,473
Finance costs	(2,205)	(949)	(697)
Financial income, net	(1,385)	2,174	776
Profit before tax	3,090	6,847	7,220
Income tax expense	(1,382)	(1,471)	(1,938)
Profit after tax	1,708	5,376	5,283
Attributable to owners of parent	2,284	5,256	5,145
Attributable to non-controlling interests	€ (576)	€ 121	€ 138
Earnings per share, basic (in Euro per share)	€ 1.95	€ 4.46	€ 4.35
Earnings per share, diluted (in Euro per share)	€ 1.94	€ 4.46	€ 4.35